SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue	$ 67,826	$ 56,771
Assets	323,969	256,281
United States
Disclosure of products and services [line items]
Revenue	16,584	9,756
Assets	149,687	128,808
Canada
Disclosure of products and services [line items]
Revenue	6,202	6,422
Assets	35,840	27,850
United Kingdom
Disclosure of products and services [line items]
Revenue	21,847	23,684
Assets	30,184	23,093
Brazil
Disclosure of products and services [line items]
Revenue	4,099	4,048
Assets	24,354	22,539
Other Europe
Disclosure of products and services [line items]
Revenue	6,285	3,275
Assets	19,404	13,250
Australia
Disclosure of products and services [line items]
Revenue	5,522	4,968
Assets	22,971	13,309
Other Asia
Disclosure of products and services [line items]
Revenue	2,402	1,643
Assets	17,468	10,479
Colombia
Disclosure of products and services [line items]
Revenue	2,095	1,594
Assets	10,819	9,862
Other
Disclosure of products and services [line items]
Revenue	2,790	1,381
Assets	$ 13,242	$ 7,091